LEASES - Maturities Of Operating Lease Liabilities (Details) - USD ($) $ in Thousands		7 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	[1]	$ 1,199
2023		12,672
2024		10,062
2025		9,964
2026		9,799
Thereafter		61,957
Total Lease Payments		105,653
Imputed interest		(17,173)
Total Lease Liabilities		88,480	$ 0
Tenant improvement allowance, 2022		8,000
Rent holiday period, 2022		$ 4,800

[1]	Presented net of $8.0 million of tenant improvement allowance and reflects the impact of a $4.8 million rent holiday period on certain leases.